Cambria Global Momentum ETF
Schedule of Investments
July 31, 2024 (Unaudited)

Sector Weightings
Cambria Global Momentum ETF
Exchange Traded Funds	100.0%
100.0%

Percentages are stated as a percent of total investments, excluding short-term investments and investments purchased with proceeds from securities lending.

	Shares	Value
Exchange-Traded Funds - 99.4%
Cambria Chesapeake Pure Trend ETF (a)(b)	367,336	$6,910,362
Cambria Emerging Shareholder Yield ETF (a)(c)	410,221	13,877,776
Cambria Foreign Shareholder Yield ETF (a)	514,099	13,890,955
Cambria Micro and SmallCap Shareholder Yield ETF (a)	531,155	14,943,780
Cambria Shareholder Yield ETF (a)	199,176	14,502,005
Graniteshares Gold Trust (b)	290,724	7,032,614
Grizzle Growth ETF (d)(e)	242,745	7,446,179
Invesco DB Base Metals Fund (c)	344,022	6,488,255
iShares Global Industrials ETF	51,031	7,177,510
iShares Global Tech ETF (c)	92,826	7,491,986
VanEck Bitcoin Trust (b)	58,157	4,295,476
VanEck Gold Miners ETF	197,513	7,491,668
Vanguard Small-Cap Value ETF	37,723	7,481,603
Total Exchange Traded Funds (Cost $106,091,485)		119,030,169

Short-Term Investments - 4.7%
Investments Purchased with Proceeds from Securities Lending - 4.1%
First American Government Obligations Fund - Class X, 5.23% (f)	4,905,800	4,905,800
Money Market Funds - 0.6% First American Treasury Obligations Fund - Class X, 5.20% (f)	774,421	774,421
Total Short-Term Investments (Cost $5,680,221)		5,680,221

Total Investments - 104.1% (Cost $111,771,706)		124,710,390
Liabilities in Excess of Other Assets - (4.1%)		(4,961,228)
Total Net Assets - 100.0%		$119,749,162

Percentages are stated as a percent of net assets.

ETF – Exchange Traded Funds

(a) (b)	Affiliated company as defined by the Investment Company Act of 1940. Non-income producing security.
(c)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $5,010,303 which represented 4.2% of net assets.
(d)	Affiliated investment managed by Tidal Investments LLC, the Fund’s sub-adviser.
(e)	Affiliated investment due to the Fund holding more than 5% of the outstanding shares.
(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

 Cambria Global Momentum ETF
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$119,030,169	$–	$–	$119,030,169
Investments Purchased with Proceeds from Securities Lending	4,905,800	–	–	4,905,800
Money Market Funds	774,421	–	–	774,421
Total Assets	$124,710,390	$–	$–	$124,710,390

Transactions with affiliated companies during the period ended July 31, 2024 are as follows:

Security Name	Market Value as of April 30, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of July 31, 2024	Share Balance as of July 31, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Chesapeake Pure Trend ETF	$ -	$ 8,301,844	$ -	$ -	$ (1,219,605)	$ 6,910,362	367,336	$ -	$ (168,203)	$ (3,674)
Cambria Emerging Shareholder Yield ETF	16,820,228	-	-	-	(2,799,936)	13,877,776	410,221	387,239	(661,967)	519,451
Cambria Foreign Shareholder Yield ETF	16,499,017	-	-	-	(2,749,120)	13,890,955	514,099	447,818	(73,724)	214,782
Cambria Micro and SmallCap Shareholder Yield ETF	16,202,026	-	-	-	(2,846,524)	14,943,780	531,155	124,356	1,332,031	256,247
Cambria Shareholder Yield ETF	16,435,311	-	-	-	(2,778,830)	14,502,005	199,176	100,496	510,929	334,595
Grizzle Growth ETF	8,237,900	-	-	-	(1,520,468)	7,446,179	242,745	-	372,165	356,582
	$ 74,194,482	$ 8,301,844	$ -	$ -	$ (13,914,483)	$ 71,571,057	2,264,732	$ 1,059,909	$ 1,311,231	$ 1,677,983

Investments no longer affiliated as of July 31, 2024

Security Name	Market Value as of April 30, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of July 31, 2024	Share Balance as of July 31, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Value and Momentum ETF	$ 8,331,882	$ -	$ -	$ (7,914,191)	$ (174,891)	$ -	-	$ -	$ (738,523)	$ 495,723
Grand Total	$ 82,526,364	$ 8,301,844	$ -	$ (7,914,191)	$ (14,089,374)	$ 71,571,057	2,264,732	$ 1,059,909	$ 572,708	$ 2,173,706